Disclosure of Changes in Operating Assets and Liabilities Explanatory (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Trade and other receivables	$ 474	$ 650
Inventory	(206)	(40)
Prepaid expenses and other current assets	711	(93)
Payables and accrued liabilities	159	115
Taxes payable		(129)
Deferred revenues	8	1,227
Employee future benefits	(20)	(83)
Changes in operating assets and liabilities	$ 1,126	$ 1,647